UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Previously Reported	Retroactive application of recapitalization	LIONS GATE ENTERTAINMENT CORP. [Member]	Entertainment One Film And Television Business [Member]	Entertainment One Film And Television Business [Member] Parent Company [Member]	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit)	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit) Previously Reported	Lions Gate Entertainment Corp. Shareholders' Equity (Deficit) LIONS GATE ENTERTAINMENT CORP. [Member]	Common Shares	Common Shares Previously Reported	Common Shares Retroactive application of recapitalization	Accumulated Deficit	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of recapitalization	Accumulated Deficit LIONS GATE ENTERTAINMENT CORP. [Member]	Parent Net Investment	Parent Net Investment Previously Reported	Parent Net Investment Retroactive application of recapitalization	Parent Net Investment Entertainment One Film And Television Business [Member]	Accumulated Other Comprehensive Income	Accumulated Other Comprehensive Income Previously Reported	Accumulated Other Comprehensive Income LIONS GATE ENTERTAINMENT CORP. [Member]	Accumulated Other Comprehensive Income Entertainment One Film And Television Business [Member]	Noncontrolling Interests		Noncontrolling Interests Previously Reported		Noncontrolling Interests LIONS GATE ENTERTAINMENT CORP. [Member]		Noncontrolling Interests Entertainment One Film And Television Business [Member]	Class A Voting Share Common Shares LIONS GATE ENTERTAINMENT CORP. [Member]	Class B Non-Voting Shares Common Shares LIONS GATE ENTERTAINMENT CORP. [Member]
Beginning balance at Dec. 26, 2020																				$ 972,191				$ (3,444)							$ 24,440
Other comprehensive loss					$ 8,722																			8,722
Net income (loss)					(15,096)															(15,096)
Share-based compensation funded by Parent					3,735															3,735
Net contributions from Parent																				68,145
Distributions paid to noncontrolling owners and other foreign exchange																															(3,857)
Buyout of redeemable noncontrolling interest																															0
Net earnings attributable to non-controlling interests																															3,355
Ending balance at Dec. 26, 2021						$ 1,034,253														1,028,975				5,278							23,938
Beginning balance, shares at Mar. 31, 2021										253,400,000	0	253,400,000																				83,000,000	138,200,000
Beginning balance at Mar. 31, 2021	$ (235,300)	$ (235,300)	$ 0	$ 2,794,600			$ (236,900)	$ (236,900)	$ 2,793,000	$ 0	$ 0		$ (134,500)	$ 0	$ (134,500)	$ (82,900)	$ 0	$ (134,500)	$ 134,500		$ (102,400)	$ (102,400)	$ (83,300)		$ 1,600	[1]	$ 1,600	[1]	$ 1,600	[1]		$ 663,200	$ 2,296,000
Exercise of stock options, shares																																0	300,000
Exercise of stock options				4,200					4,200																							$ 500	$ 3,700
Share-based compensation, net of share cancellations for taxes, shares																																300,000	3,500,000
Share-based compensation, net of share cancellations for taxes				58,200					58,200																							$ 4,300	$ 53,900
Issuance of common shares (in shares)																																0	0
Issuance of common shares				400					400																							$ 200	$ 200
Noncontrolling interests	(300)			(300)																					(300)	[1]			(300)	[1]
Net loss	11,600			(187,700)			11,100		(188,200)				11,100			(188,200)									500	[1]			500	[1]
Other comprehensive loss	112,600			112,600			112,600		112,600							0					112,600		112,600
Redeemable noncontrolling interests adjustment to redemption value	(98,600)			(98,600)			(98,600)		(98,600)				(98,600)			(98,600)
Net income (loss)	11,100			(188,200)
Share-based compensation funded by Parent	70,200			100,000
Net transfers to Parent	(49,500)						(49,500)						(49,500)
Ending balance at Mar. 31, 2022	(259,500)			2,683,400			(261,300)		2,681,600	$ 0			(271,500)			(369,700)	0				10,200		29,300		1,800	[1]			1,800	[1]		$ 668,200	$ 2,353,800
Ending balance, shares at Mar. 31, 2022										253,400,000																						83,300,000	142,000,000
Beginning balance at Dec. 26, 2021						1,034,253														1,028,975				5,278							23,938
Other comprehensive loss					(31,081)																			(31,081)
Net income (loss)					(24,092)															(24,092)
Share-based compensation funded by Parent					3,019															3,019
Net contributions from Parent																				86,737
Distributions paid to noncontrolling owners and other foreign exchange																															(1,500)
Buyout of redeemable noncontrolling interest																															(23,014)
Net earnings attributable to non-controlling interests																															576
Ending balance at Sep. 25, 2022						1,068,836														1,094,639				(25,803)							0
Beginning balance at Dec. 26, 2021						1,034,253														1,028,975				5,278							23,938
Other comprehensive loss					(33,655)																			(33,655)
Net income (loss)					(20,637)															(20,637)
Share-based compensation funded by Parent					4,506															4,506
Net contributions from Parent																				131,011
Distributions paid to noncontrolling owners and other foreign exchange																															(1,900)
Buyout of redeemable noncontrolling interest																															(22,614)
Net earnings attributable to non-controlling interests																															576
Ending balance at Dec. 25, 2022						1,115,478														1,143,855				(28,377)							0
Beginning balance at Mar. 31, 2022	(259,500)			2,683,400			(261,300)		2,681,600	$ 0			(271,500)			(369,700)	0				10,200		29,300		1,800	[1]			1,800	[1]		$ 668,200	$ 2,353,800
Exercise of stock options, shares																																0	400,000
Exercise of stock options				3,800					3,800																							$ 0	$ 3,800
Share-based compensation, net of share cancellations for taxes, shares																																200,000	3,500,000
Share-based compensation, net of share cancellations for taxes				76,900					76,900																							$ 3,800	$ 73,100
Issuance of common shares (in shares)																																0	0
Issuance of common shares				500					500																							$ 300	$ 200
Noncontrolling interests	(900)			(900)					0																(900)	[1]			(900)	[1]
Net loss	300			(2,009,600)			(300)		(2,010,200)				(300)			(2,010,200)									600	[1]			600	[1]
Other comprehensive loss	91,300			91,600			91,300		91,600												91,300		91,600
Redeemable noncontrolling interests adjustment to redemption value	(59,700)			(59,700)			(59,700)		(59,700)				(59,700)			(59,700)
Net income (loss)	(300)			(2,010,200)
Share-based compensation funded by Parent	73,400			102,000
Net transfers to Parent	(550,400)						(550,400)						(550,400)
Ending balance at Mar. 31, 2023	(778,900)	(778,900)		786,000			(780,400)	(780,400)	784,500	$ 0	$ 0		(881,900)	0	(881,900)	(2,439,600)	0	(881,900)	881,900		101,500	101,500	120,900		1,500	[1],[2]	1,500	[2]	1,500	[1]		$ 672,300	$ 2,430,900
Ending balance, shares at Mar. 31, 2023										253,400,000	0	253,400,000																				83,500,000	145,900,000
Beginning balance at Dec. 25, 2022						1,115,478														1,143,855				(28,377)							0
Other comprehensive loss					543
Ending balance at Oct. 01, 2023	(877,800)			(218,800)		901,817	(880,100)		(221,100)	$ 0			(997,200)			(3,467,500)				929,651	117,100		136,400	(27,834)	2,300	[2]			2,300		0	$ 673,000	$ 2,437,000
Ending balance, shares at Oct. 01, 2023										253,400,000																						83,500,000	151,400,000
Beginning balance at Jan. 01, 2023																				1,143,855				(28,377)							0
Other comprehensive loss																								543
Net income (loss)					(320,120)															(320,120)
Share-based compensation funded by Parent					$ 8,223															8,223
Net contributions from Parent																				97,693
Distributions paid to noncontrolling owners and other foreign exchange																															0
Buyout of redeemable noncontrolling interest																															0
Net earnings attributable to non-controlling interests																															0
Ending balance at Oct. 01, 2023	(877,800)			(218,800)		901,817	(880,100)		(221,100)	$ 0			(997,200)			(3,467,500)				929,651	117,100		136,400	(27,834)	2,300	[2]			2,300		0	$ 673,000	$ 2,437,000
Ending balance, shares at Oct. 01, 2023										253,400,000																						83,500,000	151,400,000
Beginning balance, shares at Mar. 31, 2023										253,400,000	0	253,400,000																				83,500,000	145,900,000
Beginning balance at Mar. 31, 2023	(778,900)	(778,900)		786,000			(780,400)	(780,400)	784,500	$ 0	$ 0		(881,900)	0	(881,900)	(2,439,600)	0	(881,900)	881,900		101,500	101,500	120,900		1,500	[1],[2]	1,500	[2]	1,500	[1]		$ 672,300	$ 2,430,900
Exercise of stock options				500					500																								$ 500
Share-based compensation, net of share cancellations for taxes, shares																																	5,600,000
Share-based compensation, net of share cancellations for taxes				28,000					28,000																							$ 600	$ 27,400
Issuance of common shares (in shares)																																100,000
Issuance of common shares				1,000					1,000																							$ 500	500
Net loss	(45,400)			(1,062,400)			(46,500)		(1,063,500)				(46,500)			(1,063,500)									1,100	[2]			1,100
Other comprehensive loss	(4,300)			(4,500)			(4,300)		(4,500)												(4,300)		(4,500)
Redeemable noncontrolling interests adjustment to redemption value	(71,500)						(71,500)						(71,500)
Net income (loss)	(46,500)			(1,063,500)
Share-based compensation funded by Parent	53,600			75,300
Net transfers to Parent	(90,600)						(90,600)						(90,600)
Distributions to noncontrolling interests	(800)			(800)																					(800)	[2]			(800)
Redeemable noncontrolling interests adjustments				(71,500)					(71,500)							(71,500)
Ending balance at Dec. 31, 2023	(991,500)			(323,700)			(993,300)		(325,500)	$ 0			(1,090,500)			(3,574,600)	0				97,200		116,400		1,800	[2]			1,800			$ 673,400	$ 2,459,300
Ending balance, shares at Dec. 31, 2023										253,400,000																						83,600,000	151,500,000
Beginning balance, shares at Mar. 31, 2023										253,400,000	0	253,400,000																				83,500,000	145,900,000
Beginning balance at Mar. 31, 2023	(778,900)	(778,900)		786,000			(780,400)	(780,400)	784,500	$ 0	$ 0		(881,900)	0	(881,900)	(2,439,600)	0	(881,900)	881,900		101,500	101,500	120,900		1,500	[1],[2]	1,500	[2]	1,500	[1]		$ 672,300	$ 2,430,900
Exercise of stock options, shares																																0	0
Exercise of stock options				500					500																							$ 0	$ 500
Share-based compensation, net of share cancellations for taxes, shares																																0	5,800,000
Share-based compensation, net of share cancellations for taxes				43,300					43,300																							$ 800	$ 42,500
Issuance of common shares (in shares)																																100,000	0
Issuance of common shares				1,000					1,000																							$ 500	$ 500
Noncontrolling interests	(800)			(800)					0																(800)	[1]			(800)	[1]
Net loss	(92,000)			(1,101,400)			(93,500)		(1,102,900)				(93,500)			(1,102,900)									1,500	[1]			1,500	[1]
Other comprehensive loss	(4,800)			(4,900)			(4,800)		(4,900)							0					(4,800)		(4,900)
Redeemable noncontrolling interests adjustment to redemption value	(34,200)			(34,200)			(34,200)		(34,200)				(34,200)			(34,200)
Net income (loss)	(93,500)			(1,102,900)
Share-based compensation funded by Parent	62,500			90,600
Net transfers to Parent	(239,500)						(239,500)						(239,500)
Ending balance at Mar. 31, 2024	(1,150,200)	(1,150,200)		(310,500)			(1,152,400)	(1,152,400)	(312,700)	$ 0	$ 0		(1,249,100)	0	(1,249,100)	(3,576,700)	0	(1,249,100)	1,249,100		96,700	96,700	116,000		2,200	[1],[2]	2,200	[2]	2,200	[1]		$ 673,600	$ 2,474,400
Ending balance, shares at Mar. 31, 2024										253,400,000	0	253,400,000																				83,600,000	151,700,000
Beginning balance, shares at Oct. 01, 2023										253,400,000																						83,500,000	151,400,000
Beginning balance at Oct. 01, 2023	(877,800)			(218,800)		$ 901,817	(880,100)		(221,100)	$ 0			(997,200)			(3,467,500)				$ 929,651	117,100		136,400	$ (27,834)	2,300	[2]			2,300		$ 0	$ 673,000	$ 2,437,000
Exercise of stock options				200					200																								$ 200
Share-based compensation, net of share cancellations for taxes, shares																																	100,000
Share-based compensation, net of share cancellations for taxes				22,100					22,100																							$ 200	$ 21,900
Issuance of common shares (in shares)																																100,000
Issuance of common shares				400					400																							$ 200	200
Net loss	(40,800)			(106,300)			(41,100)		(106,600)				(41,100)			(106,600)									300	[2]			300
Other comprehensive loss	(19,900)			(20,000)			(19,900)		(20,000)												(19,900)		(20,000)
Redeemable noncontrolling interests adjustment to redemption value	(500)						(500)						(500)
Net income (loss)	(41,100)			(106,600)
Net transfers to Parent	(51,700)						(51,700)						(51,700)
Distributions to noncontrolling interests	(800)			(800)																					(800)	[2]			(800)
Redeemable noncontrolling interests adjustments				(500)					(500)							(500)
Ending balance at Dec. 31, 2023	(991,500)			(323,700)			(993,300)		(325,500)	$ 0			(1,090,500)			(3,574,600)	0				97,200		116,400		1,800	[2]			1,800			$ 673,400	$ 2,459,300
Ending balance, shares at Dec. 31, 2023										253,400,000																						83,600,000	151,500,000
Beginning balance, shares at Mar. 31, 2024										253,400,000	0	253,400,000																				83,600,000	151,700,000
Beginning balance at Mar. 31, 2024	(1,150,200)	$ (1,150,200)		(310,500)			(1,152,400)	$ (1,152,400)	(312,700)	$ 0	$ 0		(1,249,100)	$ 0	$ (1,249,100)	(3,576,700)	0	$ (1,249,100)	$ 1,249,100		96,700	$ 96,700	116,000		2,200	[1],[2]	$ 2,200	[2]	2,200	[1]		$ 673,600	$ 2,474,400
Exercise of stock options, shares																																	100,000
Exercise of stock options				700					700																								$ 700
Share-based compensation, net of share cancellations for taxes, shares																																100,000	4,800,000
Share-based compensation, net of share cancellations for taxes	$ 22,500			28,900			22,500		28,900	$ 22,500																						$ 700	$ 28,200
Issuance of common shares (in shares)	193,927
Issuance of common shares				400					400																							200	200
Sale of noncontrolling interest in Lionsgate Studios Corp (see Note 2)				278,200					378,400							389,700							(11,300)						(100,200)
Noncontrolling interests	$ 33,600			33,600																					33,600	[2]			33,600
Net loss	(148,400)			(257,900)			(150,500)		(244,700)				(150,500)			(244,700)									2,100	[2]			(13,200)
Other comprehensive loss	(31,900)			(31,800)			(31,900)		(28,300)												(31,900)		(28,300)						(3,500)
Redeemable noncontrolling interests adjustment to redemption value	9,000						9,000						9,000
Net income (loss)	(150,400)			(244,700)
Share-based compensation funded by Parent	46,900			59,000
Net transfers to Parent	(55,800)						(55,800)						(55,800)
Distributions to noncontrolling interests	(6,800)			(6,700)																					(6,800)	[2]			(6,700)
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs (in shares)										35,300,000
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	278,200						278,200			$ 278,200
Redeemable noncontrolling interests adjustments				9,000					9,000							9,000
Ending balance at Dec. 31, 2024	(1,049,800)			(256,100)			(1,080,900)		(168,300)	$ 300,700			(1,446,400)			(3,422,700)	0				64,800		76,400		31,100	[2]			(87,800)			$ 674,500	$ 2,503,500
Ending balance, shares at Dec. 31, 2024										288,700,000																						83,700,000	156,600,000
Beginning balance, shares at Sep. 30, 2024										288,700,000																						83,600,000	156,400,000
Beginning balance at Sep. 30, 2024	(1,038,600)			(224,600)			(1,073,500)		(142,100)	$ 289,700			(1,451,800)			(3,396,400)					88,600		96,600		34,900	[2]			(82,500)			$ 674,000	$ 2,483,700
Exercise of stock options				400					400																								$ 400
Share-based compensation, net of share cancellations for taxes, shares																																100,000	200,000
Share-based compensation, net of share cancellations for taxes	14,400			19,500			14,400		19,500	14,400																						$ 300	$ 19,200
Issuance of common shares				400					400																							200	200
Sale of noncontrolling interest in Lionsgate Studios Corp (see Note 2)				(3,400)					(4,000)							(4,000)													600
Net loss	8,700			(18,200)			6,400		(21,900)				6,400			(21,900)									2,300	[2]			3,700
Other comprehensive loss	(23,800)			(23,700)			(23,800)		(20,200)												(23,800)		(20,200)						(3,500)
Redeemable noncontrolling interests adjustment to redemption value	(400)						(400)						(400)
Net income (loss)	6,400			(21,900)
Net transfers to Parent	(600)						(600)						(600)
Distributions to noncontrolling interests	(6,100)			(6,100)																					(6,100)	[2]			(6,100)
Issuance of LG Studios Common Shares upon Business Combination and PIPE Investments, net of issuance costs	(3,400)						(3,400)			(3,400)
Redeemable noncontrolling interests adjustments				(400)					(400)							(400)
Ending balance at Dec. 31, 2024	$ (1,049,800)			$ (256,100)			$ (1,080,900)		$ (168,300)	$ 300,700			$ (1,446,400)			$ (3,422,700)	$ 0				$ 64,800		$ 76,400		$ 31,100	[2]			$ (87,800)			$ 674,500	$ 2,503,500
Ending balance, shares at Dec. 31, 2024										288,700,000																						83,700,000	156,600,000

[1]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 11).
[2]	Excludes redeemable noncontrolling interests, which are reflected in temporary equity (see Note 10).